Common Shares to be Issued	8 Months Ended
Oct. 31, 2018
Other Liabilities Disclosure [Abstract]
Common Shares to be Issued

NOTE 12 –COMMON SHARES TO BE ISSUED

From inception through October 31, 2018, the Company received cash totaling $73,700 in exchange for 184,250 shares of common stock at $0.40 per share. As of October 31, 2018 the shares had not been issued. As such, the value of $73,700 was recorded in equity under shares to be issued, common shares.